Long-term loans (Tables)	6 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long Term Loans	Long-term loan consisted of the following:
	As of
	September 30,	March 31,
	2024	2024
Long-term loan	$13,416,162	$13,250,516